Note 18 - Concentration of Risk in Customer and Supplier Relationships (Tables)	12 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year Ended December 31,
	2013	2012

Sustainable Environmental Enterprises	52.8%	7.5%
Lennox International Inc.	2.5%	30.1%
Lowe’s Companies, Inc.	6.9%	7.7%
Lennar Corporation	0.0%	8.8%

Sales Revenue, Goods, Net [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Nine Months Ended September 30,
	2014	2013
Smart Energy Today	13.5%	—
WDC Solar, Inc.	14.7%	—
JCF Wholesale	10.6%	—
Sustainable Environmental Enterprises	1.6%	28.3%
PROSOL S.A. Total	—	19.1%
Starwood Vacation Ownership, Inc.,	—	12.4%

Accounts Receivable [Member]
Note 18 - Concentration of Risk in Customer and Supplier Relationships (Tables) [Line Items]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	September 30, 2014	December 31, 2013
Smart Energy Today	—	—
WDC Solar, Inc.	60.7%	—
JCF Wholesale	—	2.4%
Sustainable Environmental Enterprises	—	86.7%
PROSOL S.A. Total	—	—
Starwood Vacation Ownership, Inc.,	—	0.2%